SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE 23: SUBSEQUENT EVENTS

RIGI amendment

Pursuant to Executive Order No. 105/26, dated February 19, 2026, the deadline to apply for the RIGI was extended until July 8, 2027. In addition, the decree expanded the list of eligible projects to include, among others: (i) the construction of infrastructure for the collection, treatment, processing, fractionation, and liquefaction of natural gas, as well as the transportation of natural gas intended for the export of liquefied natural gas; (ii) the exploration and production of new onshore liquid and gaseous hydrocarbon developments located in areas that, at the time of submitting the application for adhesion, do not have existing investments in exploration or production activities; and (iii) the exploration and production of new offshore liquid and gaseous hydrocarbon developments. Additionally, it set a minimum investment threshold of US$ 600 million for onshore developments and US$ 200 million for offshore developments.

Where activities not covered by the RIGI coexist within the same hydrocarbon area, segregation and traceability must be ensured through independent measurement systems and the VPU must be the exclusive owner of the assets, rights, and operations associated with the RIGI-eligible project.